Financial Risk Management - Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	₩ 1,597,741	₩ 1,570,630
Trade accounts and notes payable	4,175,064	4,061,684
Other Accounts Payable	1,829,539	2,309,929
Other accounts payable (enterprise procurement cards)	1,092,180	935,739
Long-term other accounts payable	413,255	508,194
Security deposits received	190,329	191,735
Lease liabilities	77,246	77,803
Derivatives	45,705	29,418
Derivatives for fair value hedge	36,052
Financial liabilities	25,766,147	24,359,595
6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	111,169	338,815
Trade accounts and notes payable	3,969,497	3,523,098
Other Accounts Payable	1,750,080	2,231,832
Other accounts payable (enterprise procurement cards)	938,899	935,739
Security deposits received	3,120
Lease liabilities	29,980	26,733
Derivatives	18,781	(1,637)
Derivatives for fair value hedge	1,514
Financial liabilities	10,357,213	11,383,925
6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	319,011	16,956
Trade accounts and notes payable	205,567	538,586
Other Accounts Payable	79,459	78,097
Other accounts payable (enterprise procurement cards)	153,281
Security deposits received	4,597	2,262
Lease liabilities	21,335	16,995
Derivatives	3,988	10,741
Derivatives for fair value hedge	5,878
Financial liabilities	2,694,098	1,929,884
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	642,996	400,764
Long-term other accounts payable	129,587	103,450
Security deposits received	1,047	8,463
Lease liabilities	11,848	18,552
Derivatives	12,474	3,024
Derivatives for fair value hedge	20,282
Financial liabilities	7,049,352	3,670,178
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	524,565	727,752
Long-term other accounts payable	175,358	245,064
Security deposits received	181,565	181,010
Lease liabilities	11,461	10,743
Derivatives	10,462	17,290
Derivatives for fair value hedge	8,378
Financial liabilities	5,308,884	6,773,162
More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds		86,343
Long-term other accounts payable	108,310	159,680
Lease liabilities	2,622	4,780
Financial liabilities	356,600	602,446
Unsecured bank borrowings [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	16,309,036	14,674,463
Unsecured bank borrowings [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	3,534,173	4,329,345
Unsecured bank borrowings [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	1,900,982	1,266,247
Unsecured bank borrowings [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	6,231,118	3,135,925
Unsecured bank borrowings [member] | 2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	4,397,095	5,591,303
Unsecured bank borrowings [member] | More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	245,668	351,643
Carrying amount [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	15,040,986	13,542,664
Bonds	1,488,143	1,448,746
Trade accounts and notes payable	4,175,064	4,061,684
Other Accounts Payable	1,826,723	2,307,190
Other accounts payable (enterprise procurement cards)	1,092,180	935,739
Long-term other accounts payable	357,907	435,232
Security deposits received	153,370	146,788
Lease liabilities	73,364	72,788
Derivatives	63,526	47,408
Derivatives for fair value hedge	36,052
Financial liabilities	₩ 24,307,315	₩ 22,998,239